AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 5, 2002


                                                      REGISTRATION NO. 333-68814

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933



[ ] Pre-Effective Amendment No. 1         [X] Post-Effective Amendment No. 1


                        (Check appropriate box or boxes)

Exact Name of Registrant as Specified in Charter:                                  Area Code and Telephone Number

Hotchkis and Wiley Funds                                                           (866) 493-8637

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Address of Principal Executive Offices:  (Number, Street, City, State, Zip Code)

725 South Figueroa Street, 39th Floor, Los Angeles, California  90017-5439

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Name and Address of Agent for Service:                                             Approximate Date of Proposed Public Offering:

Anna Marie Lopez

---------------------------------------------------------------------------------

(Number and Street) (City) (State) (Zip Code)
                                                                                   AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE
                                                                                   OF THE REGISTRATION STATEMENT.
725 South Figueroa Street, 39th Floor
Los Angeles, California 90017-5439
----------------------------------------------------------------------------------------------------------------------------------

Title of Securities Being Registered........ Shares of Beneficial Interest, par
value $.001 per share

        No filing fee is required because of reliance on Section 24(f) of the Investment Company Act of 1940, as amended.



================================================================================

     This Post-Effective Amendment consists of the following:

     (1) Facing Sheet of the Registration Statement.

     (2) Part C to the Registration Statement (including signature page).

     Parts A and B are incorporated herein by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-68814) filed on October 22, 2001.

     This amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the Opinions pertaining to tax matters.

                                     PART C

                                OTHER INFORMATION


ITEM 15. INDEMNIFICATION.

        As permitted by Section 17(h) and (i) of the Investment Company Act of 1940, as amended (the "1940 Act"), and pursuant to Sections 2, 3 and 4 of
Article VII of the Registrant's Agreement and Declaration of Trust (Exhibit
(1)(a) to this Registrant Statement), Trustees, officers, employees and agents of the Registrant will be indemnified to the maximum extent permitted by Delaware law and the 1940 Act.

        Article VII, Sections 2 and 3 provide, inter alia, that no Trustee, employee or agent of the Registrant shall be liable to the Registrant, its holders, or to any other Trustee, for any action or failure to act (including, without limitation, the failure to compel in any way any former or acting Trustee to redress any breach of trust) except for his own bad faith, willful misfeasance, gross negligence or reckless disregard of his duties.

        Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust provides:

        Section 2. Indemnification and Limitation of Liability. A Trustee, when acting in such capacity, shall not be personally liable to any Person, other than the Trust or a Shareholder to the extent provided in this Article VII, for any act, omission or obligation of the Trust, of such Trustee or of any other Trustee. The Trustees shall not be responsible or liable in any event for any neglect or wrongdoing of any officer, agent, employee, Manager, adviser, sub-adviser or Principal Underwriter of the Trust. The Trust shall indemnify each Person who is, or has been, a Trustee, officer, employee or agent of the Trust and any Person who is serving or has served at the Trust's request as a director, officer, trustee, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise to the extent and in the manner provided in the By-Laws. All persons extending credit to, contracting with or having any claim against the Trust or the Trustees shall look only to the assets of the Series that such person extended credit to, contracted with or has a claim against, or, if the Trustees have yet to establish Series, of the Trust for payment under such credit, contract or claim; and neither the Trustees nor the Shareholders, nor any of the Trust's officers, employees or agents, whether past, present or future, shall be personally liable therefor. Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever executed or done by or on behalf of the Trust or the Trustees by any of them in connection with the Trust shall conclusively be deemed to have been executed or done only in or with respect to his or her capacity as Trustee or Trustees and such Trustee or Trustees shall not be personally liable thereon. At the Trustees' discretion, any note, bond, contract, instrument, certificate or undertaking made or issued by the Trustees or by any officer or officers may give notice that the Certificate of Trust is on file in the Office of the Secretary of State of the State of Delaware and that a limitation on liability of Series exists and such note, bond, contract, instrument, certificate or undertaking may, if the Trustees so determine, recite that the same was executed or made on behalf of the Trust by a Trustee or Trustees in such capacity and not individually or by an officer or officers in such capacity and not individually and that the obligations of such instrument are not binding upon any of them or the Shareholders individually but are binding only on the assets and property of the Trust or a Series thereof, and may contain such further recital as such Person or Persons may deem appropriate. The omission of any such notice or recital shall in no way operate to bind any Trustees, officers or Shareholders individually.

        Article 11, Section 3 of the Registrant's By-laws further provides:

        Section 3. Limitations, Settlements. No indemnification shall be provided hereunder to an agent:

                (1) who shall have been adjudicated by the court or other body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office (collectively, "disabling conduct"); or

                (2) with respect to any proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the proceeding was brought that such agent was liable to the Trust or its Shareholders by reason of disabling conduct, unless there has been a determination that such agent did not engage in disabling conduct:

                        (i) by the court or other body before which the
                proceeding was brought;

                        (ii) by at least a majority of those Trustees who are
                neither Interested Persons of the Trust nor are parties to the proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

                        (iii) by written opinion of independent legal counsel
                based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that indemnification shall be provided hereunder to an agent with respect to any proceeding in the event of (1) a final decision on the merits by the court or other body before which the proceeding was brought that the agent was not liable by reason of disabling conduct, or (2) the dismissal of the proceeding by the court or other body before which it was brought for insufficiency of evidence of any disabling conduct with which such agent has been charged.


        As permitted by Article VII, Section 4 of the Registrant's Agreement and Declaration of Trust, the Trustees may maintain insurance for Trustees, officers, employees and agents in the amount the Trustees deem adequate.

        The Registrant hereby undertakes that it will apply the indemnification provisions of its Agreement and Declaration of Trust and Bylaws in a manner consistent with Release No. 11330 of the Securities and Exchange Commission under the 1940 Act so long as the interpretation of Section 17(h) and 17(i) of such Act remain in effect and are consistently applied.

ITEM 16. EXHIBITS.


EXHIBIT
NUMBER                DESCRIPTION
-------               -----------
1(a)           ----   Agreement and Declaration of Trust(1)
 (b)           ----   Certificate of Trust(1)
2              ----   By-Laws(1)
3              ----   Not Applicable.
4              ----   Form of Agreement and Plan of Reorganization between the Registrant and
                      Mercury HW Funds on behalf of Mercury HW Large Cap Value Fund, Mercury HW
                      Small Cap Value Fund, Mercury HW Mid-Cap Value Fund and Mercury HW Equity
                      Fund for Insurance Companies (included as Exhibit I to the Proxy
                      Statement and Prospectus contained in this Registration Statement).
5              ----   Not Applicable.
6(a)           ----   Investment Advisory Agreement relating to the Hotchkis and Wiley Large
                      Cap Value Fund.(5)
 (b)           ----   Investment Advisory Agreement relating to the Hotchkis and Wiley Small
                      Cap Value Fund.(5)
 (c)           ----   Investment Advisory Agreement relating to the Hotchkis and Wiley Mid-Cap
                      Value Fund.(5)
 (d)           ----   Investment Advisory Agreement relating to the Hotchkis and Wiley Equity
                      Fund for Insurance Companies.(5)
7              ----   Distribution Agreement.(5)
8              ----   Not Applicable.
9              ----   Custodian Agreement with Brown Brothers Harriman & Co.(4)
10             ----   Not Applicable.
11             ----   Opinion and Consent of Morris Nichols Arsht & Tunnell, Delaware counsel to the Registrant.(6)
12             ----   Opinions pertaining to tax matters.*
13             ----   Not Applicable.

14(a)          ----   Consent of independent auditors for the Registrant.*
  (b)          ----   Consent of independent auditors for Mercury HW Funds.*
15             ----   Not Applicable.
16             ----   Not Applicable.
17(a)          ----   Prospectus dated October 6, 2000, of the Mercury HW Large Cap Value
                      Fund, as supplemented on November 10, 2000 and October 9,
                      2001.(6)
  (b)          ----   Prospectus dated October 6, 2000, of the Mercury HW Small Cap Value
                      Fund.(6)
  (c)          ----   Prospectus dated January 1, 2001 of the Mercury HW Mid-Cap Value Fund.(6)
  (d)          ----   Prospectus dated October 6, 2000 of the Mercury HW Equity Fund for
                      Insurance Companies, as supplemented on October 9, 2001.(6)
  (e)          ----   Annual Report to Shareholders of the Mercury HW Large Cap Value Fund as
                      of June 30, 2001.(2)
  (f)          ----   Annual Report to Shareholders of the Mercury HW
                      Small Cap Value Fund as of June 30, 2001.(2)
  (g)          ----   Annual Report to Shareholders of the Mercury HW Mid-Cap Value Fund as of
                      June 30, 2001.(2)
  (h)          ----   Annual Report to Shareholders of the Mercury HW
                      Equity Fund for Insurance Companies as of June 30, 2001.(3)
  (i)          ----   Prospectus dated October ___, 2001, of the Hotchkis
                      and Wiley Large Cap Value Fund, the Hotchkis and Wiley
                      Small Cap Value Fund and the Hotchkis and Wiley Mid-Cap
                      Value Fund.(6)
  (j)          ----   Prospectus dated October _____, 2001, of the
                      Hotchkis and Wiley Equity Fund for Insurance Companies.(6)
  (k)          ----   Statement of Additional Information dated October 6,
                      2000, of the Mercury HW Large Cap Value Fund.(6)
  (l)          ----   Statement of Additional Information dated October 6,
                      2000, of the Mercury HW Small Cap Value Fund.(6)
  (m)          ----   Statement of Additional Information dated January
                      1, 2001, of the Mercury HW Mid-Cap Value Fund.(6)
  (n)          ----   Statement of Additional Information dated October 6,
                      2000, of the Mercury HW Equity Fund for Insurance
                      Companies.(6)
  (o)          ----   Statement of Additional Information dated October
                      _____, 2001, of the Hotchkis and Wiley Funds.(6)
  (p)          ----   Form of Proxy.(4)

----------
(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed on August 30, 2001 (File No. 333-68740).

(2) Incorporated by reference to the applicable Mercury HW Funds' N-30D or N-30D/A as filed on August 21, 2001 or September 19, 2001 (for the Large Cap Value Fund).

(3) Incorporated by reference to the Mercury HW Equity Fund for Insurance Companies N-30D/A as filed on September 24, 2001.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-14 filed on August 31, 2001 (File No. 333-68814).

(5) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-1A filed on October 19, 2001 (File No. 333-68740).


(6) Incorporated by reference to Pre-Effective Amendment No. 1 to the Registrant's Registration Statement on Form N-14 filed on October 22, 2001 (File No. 333-68814).


*       Filed herewith.



ITEM 17. UNDERTAKINGS.

        (1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through use of a prospectus which is part of this Proxy Statement and Prospectus by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, as amended, the reoffering prospectus will contain information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by other items of the applicable form.

        (2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, as amended, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of securities at that time shall be deemed to be the initial bona fide offering of them.

        (3) The Registrant undertakes to file, by post-effective amendment, either a copy of the Internal Revenue Service private letter ruling applied for or an opinion of counsel as to certain tax matters, within a reasonable time after receipt of such ruling or opinion.

                                   SIGNATURES


        As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Los Angeles and State of California, on the 5th day of February, 2002.


                                       HOTCHKIS AND WILEY FUNDS

                                       By: /s/ NANCY D. CELICK
                                           -------------------------------------
                                           Nancy D. Celick
                                           President


        As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.


             Signature                            Title                        Date
             ---------                            -----                        ----
      /s/ NANCY D. CELICK
-------------------------------------     Trustee and Principal          February 5, 2002
          Nancy D. Celick                   Executive Officer

      /s/ ANNA MARIE LOPEZ
-------------------------------------     Principal Financial and        February 5, 2002
          Anna Marie Lopez                  Accounting Officer

    /s/ RANDALL H. BREITENBACH
-------------------------------------            Trustee                 February 5, 2002
        Randall H. Breitenbach

    /s/ ROBERT L. BURCH III
-------------------------------------            Trustee                 February 5, 2002
        Robert L. Burch III

    /s/ JOHN A.G. GAVIN
-------------------------------------            Trustee                 February 5, 2002
        John A.G. Gavin

                                  EXHIBIT INDEX


EXHIBIT
NUMBER                DESCRIPTION
-------               -----------
12             ----   Opinions pertaining to tax matters.